Quarterly Report
August 31, 2020
MFS®  Growth Fund
MEG-Q3

Portfolio of Investments
8/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.4%
Apparel Manufacturers – 0.6%
NIKE, Inc., “B”	1,910,013	$213,711,355
Biotechnology – 2.4%
Alnylam Pharmaceuticals, Inc. (a)	812,915	$107,825,046
Illumina, Inc. (a)	818,629	292,430,651
Seattle Genetics, Inc. (a)	921,992	145,988,213
Vertex Pharmaceuticals, Inc. (a)	1,363,887	380,688,140
		$926,932,050
Broadcasting – 1.9%
Netflix, Inc. (a)	1,362,754	$721,660,008
Business Services – 10.3%
Clarivate PLC (a)	10,428,270	$307,008,269
CoStar Group, Inc. (a)	341,933	290,164,344
Equifax, Inc.	520,279	87,547,347
Fidelity National Information Services, Inc.	2,720,971	410,458,475
Fiserv, Inc. (a)	2,486,226	247,578,385
Global Payments, Inc.	2,084,459	368,157,149
IHS Markit Ltd.	3,324,520	265,695,639
MSCI, Inc.	1,435,564	535,852,974
PayPal Holdings, Inc. (a)	4,048,709	826,503,455
Verisk Analytics, Inc., “A”	3,059,395	571,097,265
		$3,910,063,302
Cable TV – 1.5%
Charter Communications, Inc., “A” (a)	951,633	$585,834,791
Computer Software – 21.4%
Adobe Systems, Inc. (a)	3,309,898	$1,699,268,534
Atlassian Corp. PLC, “A” (a)	950,948	182,353,788
Autodesk, Inc. (a)	490,209	120,444,351
Black Knight, Inc. (a)	1,184,487	99,615,357
Cadence Design Systems, Inc. (a)	3,499,471	388,126,329
Intuit, Inc.	1,939,602	669,919,135
Microsoft Corp.	16,752,334	3,778,153,887
salesforce.com, inc. (a)	3,717,113	1,013,470,859
Synopsys, Inc. (a)	808,782	178,983,457
		$8,130,335,697
Computer Software - Systems – 5.2%
Apple, Inc.	7,373,880	$951,525,475
ServiceNow, Inc. (a)	821,247	395,857,479
Square, Inc., “A” (a)	2,514,969	401,288,454
TransUnion	2,626,975	227,811,272
		$1,976,482,680
Construction – 1.9%
Sherwin-Williams Co.	654,574	$439,251,883
Vulcan Materials Co.	2,177,311	261,277,320
		$700,529,203

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.7%
Colgate-Palmolive Co.	5,070,228	$401,866,271
Estee Lauder Cos., Inc., “A”	1,106,096	245,243,605
		$647,109,876
Electrical Equipment – 0.5%
AMETEK, Inc.	1,913,151	$192,654,306
Electronics – 3.7%
Applied Materials, Inc.	2,188,468	$134,809,629
ASML Holding N.V.	521,655	195,192,868
Lam Research Corp.	748,597	251,783,115
NVIDIA Corp.	1,559,438	834,268,141
		$1,416,053,753
General Merchandise – 0.7%
Dollar General Corp.	1,302,891	$263,027,635
Health Maintenance Organizations – 0.4%
UnitedHealth Group, Inc.	440,617	$137,714,843
Insurance – 0.8%
AON PLC	1,583,979	$316,779,960
Internet – 10.5%
Alibaba Group Holding Ltd., ADR (a)	994,268	$285,384,744
Alphabet, Inc., “A” (a)	940,167	1,532,030,331
Alphabet, Inc., “C” (a)	295,413	482,758,016
Facebook, Inc., “A” (a)	4,753,423	1,393,703,624
Match Group, Inc. (a)	1,231,364	137,518,732
Spotify Technology S.A. (a)	468,659	132,236,823
		$3,963,632,270
Leisure & Toys – 2.8%
Activision Blizzard, Inc.	4,038,039	$337,257,017
Electronic Arts, Inc. (a)	3,567,424	497,548,625
Take-Two Interactive Software, Inc. (a)	1,264,107	216,402,478
		$1,051,208,120
Machinery & Tools – 1.0%
Roper Technologies, Inc.	884,784	$377,970,877
Medical & Health Technology & Services – 0.4%
Livongo Health, Inc. (a)	1,067,807	$146,609,901
Medical Equipment – 7.4%
Abbott Laboratories	3,720,607	$407,294,848
Becton, Dickinson and Co.	863,231	209,566,590
Boston Scientific Corp. (a)	9,524,864	390,709,921
Danaher Corp.	3,444,148	711,113,238
Edwards Lifesciences Corp. (a)	2,497,136	214,354,154
STERIS PLC	490,466	78,297,992
Thermo Fisher Scientific, Inc.	1,832,353	786,042,790
		$2,797,379,533
Network & Telecom – 0.8%
Equinix, Inc., REIT	399,531	$315,541,593

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 6.3%
Mastercard, Inc., “A”	3,633,198	$1,301,375,192
Visa, Inc., “A”	5,148,091	1,091,343,811
		$2,392,719,003
Pharmaceuticals – 2.3%
Eli Lilly & Co.	820,162	$121,703,839
Merck & Co., Inc.	2,307,356	196,748,246
Zoetis, Inc.	3,347,279	535,899,368
		$854,351,453
Railroad & Shipping – 0.5%
Canadian Pacific Railway Ltd.	695,263	$205,575,364
Restaurants – 0.7%
Chipotle Mexican Grill, Inc., “A” (a)	178,855	$234,350,130
Starbucks Corp.	469,881	39,690,848
		$274,040,978
Specialty Stores – 10.6%
Amazon.com, Inc. (a)	1,027,396	$3,545,502,500
Costco Wholesale Corp.	126,798	44,082,593
Lululemon Athletica, Inc. (a)	590,750	221,927,053
Ross Stores, Inc.	325,868	29,680,057
Shopify, Inc. (a)	167,062	178,158,258
		$4,019,350,461
Telecommunications - Wireless – 1.1%
American Tower Corp., REIT	1,613,715	$402,057,092
Total Common Stocks		$36,939,326,104
Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 0.1% (v)	1,002,260,834	$1,002,260,834

Other Assets, Less Liabilities – 0.0%		5,502,694
Net Assets – 100.0%		$37,947,089,632
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,002,260,834 and $36,939,326,104, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$36,939,326,104	$—	$—	$36,939,326,104
Mutual Funds	1,002,260,834	—	—	1,002,260,834
Total	$37,941,586,938	$—	$—	$37,941,586,938
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$584,303,556	$5,034,734,848	$4,616,676,902	$(49,972)	$(50,696)	$1,002,260,834

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,065,722	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.